Inventories - Impairment of value of inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories.
Beginning Balance	$ 34,762	$ 29,842	$ 30,774
Provision for finished and in progress goods, note 21(a)	(4,049)	(10,536)	(7,243)
Reversal for finished and in progress goods, note 21(a)	(10,536)	(6,685)	(8,314)
Total of provision (reversal) for finished and in progress goods	(6,487)	3,851	(1,071)
Provision for spare parts and supplies, note 28(a)	27,304	20,478	22,533
Reversal for spare parts and supplies, note 28(a)	(25,377)	(19,409)	(22,394)
Provision (reversal) for impairment of spare parts and supplies	1,927	1,069	139
Final balance	$ 30,202	$ 34,762	$ 29,842